AOCI - Significant reclassification adjustments (Details 3) - CHF (SFr) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Reclassification adjustments, included in net income
Income tax expense/(benefit)	SFr 391	SFr (110)	SFr 365	SFr 281	SFr 678
Gains/(losses) on cash flow hedges
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income	5	70	1	75	4
Cumulative translation adjustments
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income	17	0	0	17	2
Unrealized gains/(losses) on securities
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income	29	3	0	32	0
Accumulated other comprehensive income
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income	112	189	113	301	184
Net prior service credit/ (cost)
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income	(34)	(34)	(32)	(68)	(56)
Net prior service credit/ (cost) | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income, before tax	(41)	(42)	(41)	(83)	(71)
Income tax expense/(benefit)	7	8	9	15	15
Actuarial gains/(losses)
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income	73	73	63	146	123
Actuarial gains/(losses) | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income, before tax	89	90	80	179	156
Income tax expense/(benefit)	(16)	SFr (17)	(17)	(33)	(33)
Bank
Reclassification adjustments, included in net income
Income tax expense/(benefit)	SFr 370		SFr 339	244	701
Bank | Gains/(losses) on cash flow hedges
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income				75	0
Bank | Cumulative translation adjustments
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income				17	0
Bank | Unrealized gains/(losses) on securities
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income				32	0
Bank | Accumulated other comprehensive income
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income				230	119
Bank | Net prior service credit/ (cost)
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income				0	0
Bank | Actuarial gains/(losses)
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income				7	8
Bank | Actuarial gains/(losses) | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income, before tax				7	10
Income tax expense/(benefit)				SFr 0	SFr (2)